Business combinations (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 27, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net tangible assets		$ 218,317
Other current assets			$ 206,566	$ 490,699
Other current liabilities			$ 898,444	$ 161,716
This member stands for Guoning Zhonghao.
Business Combination, Consideration Transferred	$ 789
Net tangible assets	$ 1,568
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Other current assets	$ 133
Other current liabilities	$ 4,101